Unsecured Notes Payable and Warrants (Details 2)	12 Months Ended
Mar. 31, 2020 USD ($)
Unsecured Notes Payable and Warrants [Abstract]
Fair value of stock	$ 1,354.88
Risk free interest rate	1.00%
Expected dividend
Expected volatility	80.00%
Expected life	2 years 7 months 6 days